Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income - Revenue Recognition (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Consideration received				€ 57,431
Deferred income				4,910		€ 10,070
Revenue Recognized		€ 18,341
AbbVie
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Consideration received			$ 60,000	52,931
Deferred income				4,700		9,812
Revenue Recognized		16,351
LEO Pharma collaboration
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Consideration received				4,500
Deferred income				210		258
Revenue Recognized		1,548
Other
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Revenue Recognized		€ 442
IAS 18
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Deferred income				1,800
Revenue Recognized	€ 15,945
IAS 18 | AbbVie
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Revenue Recognized	15,327
IAS 18 | LEO Pharma collaboration
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Revenue Recognized	618
Assessment of the impact of IFRS 15
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Deferred income					€ 12,720	2,650
Revenue Recognized	16,944
Assessment of the impact of IFRS 15 | AbbVie
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Deferred income					12,376	2,564
Revenue Recognized	16,310
Assessment of the impact of IFRS 15 | LEO Pharma collaboration
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Deferred income					€ 344	€ 86
Revenue Recognized	€ 634
AbbVie and LEO Pharma
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Deferred income				€ 4,900